Short-Term Loans (Details) - Schedule of short term loans - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Short Term Loans Abstract
Loans with Amazon	$ 86	$ 101
Related party loan		111
Third party loans		715
Short term loans total	$ 86	$ 927